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                                                   hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21701
                                  ----------------------------------------------

                              The Destination Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 2001 North Main Street, Suite 270     Walnut Creek, California      94596
--------------------------------------------------------------------------------
           (Address of principal executive offices)               (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (925) 935-2900
                                                     ---------------------------

Date of fiscal year end:        August 31, 2006
                          ---------------------------------------------

Date of reporting period:       August 31, 2006
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.





                                DESTINATION FUNDS


                         DESTINATION SELECT EQUITY FUND










                                  ANNUAL REPORT

                                 AUGUST 31, 2006










                               INVESTMENT ADVISOR
                      Destination Capital Management, Inc.
                                Walnut Creek, CA

                              THE DESTINATION FUNDS
                         1277 TREAT BOULEVARD, SUITE 200
                         WALNUT CREEK, CALIFORNIA 94597

                                                                October 27, 2006
TO OUR SHAREHOLDERS

Since the Destination Select Equity Fund's (the "Fund") inception on December 29, 2005, the United States equity markets have experienced a period of relatively high volatility. After losing approximately 0.5% during the last two trading days of 2005, the beginning of 2006 saw the S&P 500 Index (the "S&P 500") - a widely used measure for the performance of large capitalization stocks
- rally on optimism that new Chairman of the Federal Reserve Bank, Ben Bernanke, would soon bring to an end the Fed's two-year campaign to raise the Fed funds rate. By the end of April, the S&P 500 had climbed 5.6% for the year. However, as spring wore on, the reality of rising oil prices, conflicting economic data and increasing geopolitical tensions weighed on equity markets and by the middle of June markets had given up all gains and actually entered negative territory. The markets then started to slowly recover until the Fed's decision on August 8 to pause - if only temporarily - its interest rate hikes after 17 consecutive increases served to reignite investor enthusiasm for equities. This volatility - particularly over such a short time frame - only serves to reinforce our conviction in our investment philosophy. At Destination, we use a bottom-up approach focusing on long-term company fundamentals. Before we commit your capital to a new investment, we must feel comfortable that the price we are paying for a security provides us with enough of an opportunity for future share price appreciation to compensate for the risk we identify in making that investment. We believe that this fundamental approach with strong attention paid to assessing the risk-versus-reward for each investment is the most sensible way for us to attractively grow your investment in the Fund over the long-term.

FUND PERFORMANCE

The Destination Select Equity Fund had a total return of 2.0% for the period from its inception on December 29, 2005 through the end of the Fund's fiscal year on August 31, 2006. In comparison, the S&P 500 produced a total return of 5.3%. Though we are clearly not pleased with these short term results, we nonetheless feel encouraged for several reasons. First and foremost, our focus is on building a portfolio to produce long-term outperformance (defined as over periods of 3 to 5 years). Accordingly, though something clearly to monitor, short-term performance will never drive our investment decisions.

Additionally, we entered the market with prudence and patience and didn't feel comfortable rushing into the market for the sake of merely being invested - we wanted to build the best portfolio comprised of the best securities we could identify. Furthermore, we wanted to buy only at prices that gave us the risk-versus-reward trade-off that we insist on.

Finally, the Destination Select Equity Fund had no investments in the telecommunications, energy or utilities sectors of the market which were the three highest performing sectors of the market for the period, each producing double-digit returns.

There were several bright spots in the portfolio. Positions contributing the most to performance for the Fund during the period included the holding in MasterCard Incorporated, a position we purchased after a tepid reception of the company's initial public offering by the market. After we entered the position, there seemingly was a reevaluation and downward revision to the market's collective estimates of the liabilities the company potentially faces going forward, which drove the stock's price up dramatically. The Fund's holdings in Aramark Corporation also positively influenced performance for the period. Aramark's management team, growing increasingly disenchanted by what it perceived to be an unjustifiably low valuation of the company by the market, initiated a transaction to take the company private at a premium to the market valuation. Investors responded favorably to this news and we subsequently exited the position. Finally, the Fund's holdings in the health care sector also produced favorable results. Positions in Baxter, Johnson & Johnson and Pfizer all contributed meaningfully to performance for the period.

The  Destination  Select Equity  Fund's  holdings in  consumer-oriented  names -
particularly in the consumer discretionary sector - detracted most from performance for the period. The biggest negative contributor was Dreamworks Animation. While we anticipate that the performance of this mid cap name will be volatile, we continue to believe the quality of its franchise, the attractiveness of its upcoming film slate (including the highly anticipated Shrek 3) and the fact that it is now the only major independent animated studio in existence make it an attractive holding. The Fund's position in Carnival Corporation, the industry's largest cruise line operator, also contributed negatively to performance. Many investors grew concerned that rising fuel costs would negatively affect the company's operations and also contain demand by potential customers. The company's announcement that bookings during "wave season" - a critical indication of the demand for the upcoming cruise season - were soft, particularly in the key Caribbean market following initial reports that the hurricane season was expected to produce an above-average number of storms, also weighed on investors. However, the stock has recovered nicely from its lows as these short-term fears appear to have been overly pessimistic. Other positions that negatively affected Fund performance during the period included Capital One, Wrigley, Gannet, Home Depot and Wal-Mart.

We thank you for your continued support and the opportunity you have given us to invest your money on your behalf.

Sincerely,


Michael Yoshikami
Portfolio Manager

                         DESTINATION SELECT EQUITY FUND

        Comparison of the Change in Value of a $10,000 Investment in the Destination Select Equity Fund versus the S&P 500 Index


                               [GRAPHIC OMITTED]


   Destination Select Equity Fund              S&P 500 Index
   ------------------------------              -------------

      12/29/2005     $  10,000            12/29/2005     $  10,000
       2/28/2006        10,200             2/28/2006        10,242
       5/31/2006         9,990             5/31/2006        10,206
       8/31/2006        10,200             8/31/2006        10,528


Past performance is not predictive of future performance.


               ---------------------------------------------------------

                                                   TOTAL RETURN(a)
                                                 SINCE INCEPTION(b)
                                                  (FOR PERIOD ENDED
                                                   AUGUST 31, 2006)
                                                   ----------------

                 Destination Select Equity Fund          2.00%
                 S&P 500 Index                           5.28%

               ---------------------------------------------------------


(a) The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Commencement of operations was December 29, 2005.

DESTINATION SELECT EQUITY FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
AUGUST 31, 2006 (UNAUDITED)
================================================================================

                Destination Select Equity Fund vs S&P 500 Index
                    Sector Diversification (% of Net Assets)


                                [GRAPHIC OMITTED]


                                Destination Select
                                    Equity Fund        S&P 500 Index
                                ------------------   ----------------
Consumer Discretionary                 24.1%                9.8%
Consumer Staples                       12.6%                9.9%
Energy                                  0.0%                9.9%
Financials                             15.0%               21.8%
Health Care                            18.0%               12.9%
Industrials                             4.1%               10.8%
Information Technology                 13.1%               15.1%
Materials                               0.0%                2.9%
Telecommunication Services              0.0%                3.4%
Utilities                               0.0%                3.5%
Cash                                   13.1%                0.0%




                                 TOP 10 HOLDINGS
--------------------------------------------------------------------------------
          SECURITY DESCRIPTION                             % OF NET ASSETS
     --------------------------------                  ----------------------
     Carnival Corp.                                             6.1%
     Johnson & Johnson                                          6.0%
     Gannett Co., Inc.                                          5.7%
     Automatic Data Processing, Inc.                            4.9%
     Capital One Financial Corp.                                4.8%
     Pfizer, Inc.                                               4.6%
     Microsoft Corp.                                            4.6%
     Stryker Corp.                                              4.5%
     U.S. Bancorp                                               4.4%
     Wal-Mart Stores, Inc.                                      4.4%

DESTINATION SELECT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2006
================================================================================

ASSETS
   Investments in securities:
   At acquisition cost                                           $     513,499
                                                                 =============
   At value                                                      $     509,971
   Dividends receivable                                                    907
   Other assets                                                          9,650
                                                                 -------------
Total Assets                                                           520,528
                                                                 -------------

LIABILITIES
   Accrued liabilities:
   Payable to affiliate (Note 4)                                         6,004
   Payable to Advisor (Note 4)                                           1,188
   Other accrued expenses and liabilities                                1,197
                                                                 -------------
Total Liabilities                                                        8,389
                                                                 -------------

NET ASSETS                                                       $     512,139
                                                                 =============

NET ASSETS CONSIST OF:
   Paid-in capital                                               $     510,828
   Accumulated undistributed net investment income                       1,673
   Accumulated net realized gains from security
      transactions                                                       3,166
   Net unrealized depreciation on investments                           (3,528)
                                                                 -------------
NET ASSETS                                                       $     512,139
                                                                 =============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                           50,232
                                                                 =============

Net asset value, offering price and redemption price
   per share(a)                                                  $       10.20
                                                                 =============


(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
STATEMENT OF OPERATIONS
PERIOD ENDED AUGUST 31, 2006(a)
================================================================================

INVESTMENT INCOME
   Dividend income                                               $       4,266
                                                                 -------------

EXPENSES
   Fund accounting fees (Note 4)                                        20,021
   Administration fees (Note 4)                                         16,000
   Transfer agent fees (Note 4)                                         12,000
   Compliance fees (Note 4)                                              8,000
   Trustee fees                                                          8,000
   Insurance expense                                                     7,779
   Postage and supplies                                                  4,674
   Custody fees                                                          4,246
   Registration fees                                                     2,158
   Professional fees                                                     1,862
   Investment advisory fees (Note 4)                                     1,556
   Other expenses                                                        2,554
                                                                 -------------
Total expenses                                                          88,850
   Less fees waived and expenses reimbursed by
      the Advisor (Note 4)                                             (86,257)
                                                                 -------------
Net expenses                                                             2,593
                                                                 -------------
NET INVESTMENT INCOME                                                    1,673
                                                                 -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from investments                                   3,166
   Net change in unrealized appreciation/depreciation
      on investments                                                    (3,528)
                                                                 -------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                         (362)
                                                                 -------------

INCREASE IN NET ASSETS FROM OPERATIONS                           $       1,311
                                                                 =============


(a) Represents the period from the commencement of operations (December 29, 2005) through August 31, 2006.

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED AUGUST 31, 2006(a)
================================================================================

FROM OPERATIONS
   Net investment income                                         $       1,673
   Net realized gains from investments                                   3,166
   Net change in unrealized appreciation/
      depreciation of investments                                       (3,528)
                                                                 -------------
Net increase in net assets from operations                               1,311
                                                                 -------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                           410,828
                                                                 -------------

TOTAL INCREASE IN NET ASSETS                                           412,139

NET ASSETS
   Beginning of period                                                 100,000
                                                                 -------------
   End of period                                                 $     512,139
                                                                 =============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                  $       1,673
                                                                 =============

CAPITAL SHARE ACTIVITY
   Shares sold                                                          40,232
   Shares outstanding at beginning of period                            10,000
                                                                 -------------
   Shares outstanding at end of period                                  50,232
                                                                 =============

(a) Represents the period from the commencement of operations (December 29, 2005) through August 31, 2006.

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================
                                                                 PERIOD ENDED
                                                                  AUGUST 31,
                                                                   2006(a)
--------------------------------------------------------------------------------
   Net asset value at beginning of period                        $      10.00
                                                                 ------------

   Income from investment operations:
     Net investment income                                               0.03
     Net realized and unrealized gains on investments                    0.17
                                                                 ------------
   Total from investment operations                                      0.20
                                                                 ------------

   Net asset value at end of period                              $      10.20
                                                                 ============

   Total return(b)                                                      2.00%(c)
                                                                 ============

   Net assets at the end of period                               $    512,139
                                                                 ============

RATIOS/SUPPLEMENTARY DATA:

   Ratio of gross expenses to average net assets                       42.55%(e)

   Ratio of net expenses to average net assets(d)                       1.24%(e)

   Ratio of net investment income to average net assets(d)              0.80%(e)

   Portfolio turnover rate                                                22%(e)
--------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (December 29, 2005) through August 31, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Ratio was determined after advisory fee waivers and expense reimbursements.

(e)  Annualized.

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS - 86.9%                                   VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 24.1%
       745    Carnival Corp.                                     $      31,215
     1,050    DreamWorks Animation SKG, Inc.(a)                         22,249
       515    Gannett Co., Inc.                                         29,278
       390    Home Depot, Inc. (The)                                    13,373
       450    Viacom, Inc. B(a)                                         16,335
       364    Walt Disney Co. (The)                                     10,793
                                                                 -------------
                                                                       123,243
                                                                 -------------
              CONSUMER STAPLES - 12.6%
       270    Coca-Cola Co. (The)                                       12,099
       170    Costco Wholesale Corp.                                     7,954
       500    Wal-Mart Stores, Inc.                                     22,360
       420    Wrigley, William Jr. Co.                                  19,496
        60    Wrigley, William Jr. Co. - Class B                         2,772
                                                                 -------------
                                                                        64,681
                                                                 -------------
              FINANCIALS - 15.0%
       335    Capital One Financial Corp.                               24,489
       350    Fifth Third Bancorp                                       13,769
       290    MasterCard, Inc.(a)                                       16,211
       700    U.S. Bancorp                                              22,449
                                                                 -------------
                                                                        76,918
                                                                 -------------
              HEALTH CARE - 18.0%
       330    Baxter International, Inc.                                14,645
       475    Johnson & Johnson                                         30,714
       860    Pfizer, Inc.                                              23,702
       480    Stryker Corp.                                             23,054
                                                                 -------------
                                                                        92,115
                                                                 -------------
              INDUSTRIALS - 4.1%
       615    General Electric Co.                                      20,947
                                                                 -------------

              INFORMATION TECHNOLOGY - 13.1%
       535    Automatic Data Processing, Inc.                           25,252
       430    First Data Corp.                                          18,477
       915    Microsoft Corp.                                           23,506
                                                                 -------------
                                                                        67,235
                                                                 -------------

              TOTAL COMMON STOCKS (Cost $448,667)                $     445,139
                                                                 -------------

================================================================================
    SHARES    SHORT TERM INVESTMENTS - 12.7%                         VALUE
--------------------------------------------------------------------------------
    21,165    AIM STIT - Prime Portfolio (The)                   $      21,165
    43,667    AIM STIT - Liquid Assets Portfolio (The)                  43,667
                                                                 -------------
              TOTAL SHORT TERM INVESTMENTS (Cost $64,832)        $      64,832
                                                                 -------------

              TOTAL INVESTMENTS AT VALUE -  99.6%
                (Cost $513,499)                                  $     509,971

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%               2,168
                                                                 -------------

              TOTAL NET ASSETS - 100.0%                          $     512,139
                                                                 =============

(a)  Non-income producing security.

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006
--------------------------------------------------------------------------------

1.   ORGANIZATION

The Destination Select Equity Fund (the "Fund") is a diversified series of The Destination Funds (the "Trust"), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated December 14, 2004. On April 11, 2005, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to YCMNET Advisors, Inc., an affiliate of the investment advisor to the Fund. The Fund commenced operations on December 29, 2005.

The investment objective of the Fund is long-term capital appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. For the period ended August 31, 2006, no redemption fees were collected.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Other non-cash dividends are recognized as investment income at the fair value of the property received.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. During the period ended August 31, 2006, the Fund made no distributions.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distribute at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2006:

     ----------------------------------------------------------------------
      Cost of portfolio investments                            $ 513,499
                                                             ==============
      Gross unrealized appreciation                            $  16,461
      Gross unrealized depreci                                   (19,989)
                                                             --------------
      Net unrealized depreciation                              $  (3,528)
      Undistributed ordinary income                                4,839
                                                             --------------
      Distributable earnings                                   $   1,311
                                                             ==============
     ----------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

During the period ended August 31, 2006, cost of purchases and proceeds from sales of investment securities, other than short-term investments, was $486,770 and $41,269, respectively.

4.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Destination Capital Management, Inc. (the "Advisor") serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor, on a monthly basis, an investment advisory fee at the annual rate of 0.75% of its average daily net assets.

The Advisor has contractually agreed to reduce a portion of its advisory fees or to reimburse the Fund's operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 1.25% annually of its average net assets. This expense limitation agreement remains in effect for a period of three years from the beginning of the Fund's operations. During the period ended August 31, 2006, the Advisor waived its entire investment advisory fee of $1,556 and reimbursed other Fund expenses totaling $84,701.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

The Advisor has concurrently entered into an agreement with the Fund which permits the Advisor to recover expenses waived and/or reimbursed on behalf of the Fund, but only for a period of three years after the expense is waived and/or reimbursed, and only if such recovery will not cause the Fund's expense ratio to exceed the annual rate of 1.25%. As of August 31, 2006, the amount available for recovery that has been paid and/or waived by the Advisor on behalf of the Fund is $86,257, which expires during the year ended August 31, 2009.

The Chief Compliance Officer to the Trust is an officer of the Advisor. The Fund reimburses the Advisor $12,000 annually for compliance services provided to the Trust.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC ("Ultimus") provides non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.15% per annum of the Fund's average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month. For the period ended August 31, 2006, Ultimus was paid $16,000 in administration fees.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a base fee of $2,500 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets. During the period ended August 31, 2006, the Fund paid Ultimus $20,021 in fund accounting fees. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemption of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $24 per account, provided, however, that the minimum fee is $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. During the period ended August 31, 2006, Ultimus was paid $12,000 in transfer agent and shareholder services fees.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement, Ultimus Fund Distributors, LLC (the "Distributor") serves as principal underwriter to the Fund. The Distributor receives no compensation from the Fund for acting as principal underwriter. However, the Distributor receives annual compensation of $6,000 from the Advisor for such services.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

Certain trustees and officers of the Fund are directors and officers of the Advisor, or of Ultimus, or of the Distributor.

5.   CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.   ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

[GRAPHIC OMITTED]  BRIGGS
                   BUNTING &
                   DOUGHERTY, LLP

                   CERTIFIED
                   PUBLIC
                   ACCOUNTANTS




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE BOARD OF TRUSTEES OF
DESTINATION FUNDS
AND THE SHAREHOLDERS OF DESTINATION SELECT EQUITY FUND

We have audited the accompanying statement of assets and liabilities of the Destination Select Equity Fund, a series of shares of the Destination Funds, including the schedule of investments, as of August 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Destination Select Equity Fund as of August 31, 2006, the results of its operations, the changes in its net assets and its financial highlights for period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                          /s/ BRIGGS, BUNTING & DOUGHERTY, LLP


                                          BRIGGS, BUNTING & DOUGHERTY, LLP


PHILADELPHIA, PENNSYLVANIA
SEPTEMBER 19, 2006

DESTINATION SELECT EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge any sales loads. However, a redemption fee of 2% is imposed on the sale of shares within 90 days of the date of purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

DESTINATION SELECT EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                      Beginning           Ending          Expenses Paid
                                    Account Value      Account Value         During
                                    March 1, 2006     August 31, 2006        Period*
----------------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000.00          $1,000.00           $6.25
Based on Hypothetical 5% Return
   (before expenses)                  $1,000.00          $1,018.95           $6.31
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.24% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period covered by this report).




OTHER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1128, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to prftolio securities during the most recent period ended June 30 is also available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-738-1128. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESTINATION SELECT EQUITY FUND
TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as a Trustee.

The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, four of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

                                                                                                             NUMBER OF
                                                                                                           PORTFOLIOS IN
                                                                        PRINCIPAL OCCUPATION(S) DURING         FUND
                                      LENGTH OF     POSITION(S) HELD   PAST 5 YEARS AND DIRECTORSHIPS         COMPLEX
NAME, ADDRESS AND AGE                TIME SERVED       WITH TRUST            OF PUBLIC COMPANIES            OVERSEEN BY
                                                                                                              TRUSTEE
--------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES:

--------------------------------------------------------------------------------------------------------------------------
*Michael A. Yoshikami                   Since           President      President and Chief Investment           1
Three Ygnacio Center                December 2004      and Trustee     Strategist of Destination Capital
2001 North Main Street, Suite 270                                      Management, Inc. and YCMNET
Walnut Creek, CA 94596                                                 Advisors, Inc.
Year of birth: 1960

--------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES:

--------------------------------------------------------------------------------------------------------------------------

Brian T. Seager                         Since         Trustee          President of BTS Development,            1
Three Ygnacio Center                April 18, 2005                     Brilor, Inc. and Summit Ridge
2001 North Main Street, Suite 270                                      Communities
Walnut Creek, CA 94596
Year of birth: 1960

--------------------------------------------------------------------------------------------------------------------------

Dr. Richard L. Brown                    Since         Trustee          Retired.  Until June 2004,               1
Three Ygnacio Center                April 18, 2005                     Psychologist for Fresno School
2001 North Main Street, Suite 270                                      District
Walnut Creek, CA 94596
Year of birth: 1940

--------------------------------------------------------------------------------------------------------------------------




                                                          17

DESTINATION SELECT EQUITY FUND
TRUSTEES AND OFFICERS (Unaudited) (Continued)
--------------------------------------------------------------------------------------------------------------------------

                                                                                                             NUMBER OF
                                                                                                           PORTFOLIOS IN
                                                                        PRINCIPAL OCCUPATION(S) DURING         FUND
                                      LENGTH OF     POSITION(S) HELD   PAST 5 YEARS AND DIRECTORSHIPS         COMPLEX
NAME, ADDRESS AND AGE                TIME SERVED       WITH TRUST            OF PUBLIC COMPANIES            OVERSEEN BY
                                                                                                              TRUSTEE
--------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
(CONTINUED):

--------------------------------------------------------------------------------------------------------------------------

Michael W. Callahan                     Since           Trustee        President of Emkay Corporation           1
Three Ygnacio Center                April 18, 2005
2001 North Main Street, Suite 270
Walnut Creek, CA 94596
Year of birth: 1955

--------------------------------------------------------------------------------------------------------------------------

Sabir S. Jaffer                         Since           Trustee        President of Merit Hospitality           1
Three Ygnacio Center                April 18, 2005                     Services from January 2003 -
2001 North Main Street, Suite 270                                      present; General Manager of
Walnut Creek, CA 94596                                                 HILBA Star LLP from November
Year of birth: 1963                                                    2003 - January 2005; General
                                                                       Manager of Westmont Hospitality
                                                                       Group, Inc. from September 1997
                                                                       - November 2003

--------------------------------------------------------------------------------------------------------------------------

EXECUTIVE OFFICERS:

--------------------------------------------------------------------------------------------------------------------------

Robert G. Dorsey                        Since        Vice President    Managing Director of Ultimus
225 Pictoria Drive, Suite 450       April 18, 2005                     Fund Solutions, LLC and Ultimus
Cincinnati, Ohio 45246                                                 Fund Distributors, LLC
Year of birth: 1957

--------------------------------------------------------------------------------------------------------------------------

Mark J. Seger                           Since          Treasurer       Managing Director of Ultimus
225 Pictoria Drive, Suite 450       April 18, 2005                     Fund Solutions, LLC and Ultimus
Cincinnati, Ohio 45246                                                 Fund Distributors, LLC
Year of birth: 1962

--------------------------------------------------------------------------------------------------------------------------

John F. Splain                          Since          Secretary       Managing Director of Ultimus
225 Pictoria Drive, Suite 450       April 18, 2005                     Fund Solutions, LLC and Ultimus
Cincinnati, Ohio 45246                                                 Fund Distributors, LLC
Year of birth: 1956

--------------------------------------------------------------------------------------------------------------------------



                                                          18

DESTINATION SELECT EQUITY FUND
TRUSTEES AND OFFICERS (Unaudited) (Continued)
--------------------------------------------------------------------------------------------------------------------------



                                                                        PRINCIPAL OCCUPATION(S) DURING
                                      LENGTH OF     POSITION(S) HELD   PAST 5 YEARS AND DIRECTORSHIPS
NAME, ADDRESS AND AGE                TIME SERVED       WITH TRUST            OF PUBLIC COMPANIES

--------------------------------------------------------------------------------------------------------------------------

EXECUTIVE OFFICERS (CONTINUED):

--------------------------------------------------------------------------------------------------------------------------

George K.W. Chin                        Since            Chief         Executive Vice President of
Three Ygnacio Center                April 18, 2005     Compliance      YCMNET Advisors, Inc.
2001 North Main Street, Suite 270                       Officer
Walnut Creek, CA 94596
Year of birth: 1956

--------------------------------------------------------------------------------------------------------------------------

     * Messrs. Yoshikami and Chin are affiliated persons of Destination Capital Management, Inc., the Fund's investment adviser, and are each considered an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.


     Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-866-738-1128.

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Brian T. Seager. Mr. Seager is "independent" for purposes of this Item.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $10,500 with respect to the registrant's fiscal year ended August 31, 2006.

     (b) AUDIT-RELATED FEES. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $1,500 with respect to the registrant's fiscal year ended August 31, 2006. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) With respect to the fiscal year ended August 31, 2006, aggregate non-audit fees of $1,500 were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed during the last fiscal year by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
         COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CODE ETH     Code of Ethics

Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Destination Funds
             -------------------------------------------------------------------



By (Signature and Title)*   /s/ Michael A. Yoshikami
                          --------------------------------------------
                          Michael A. Yoshikami, President

Date       November 2, 2006
      ---------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/ Michael A. Yoshikami
                          --------------------------------------------
                          Michael A. Yoshikami, President


Date       November 2, 2006
      ---------------------------------------



By (Signature and Title)*   /s/ Mark J. Seger
                          --------------------------------------------
                          Mark J. Seger, Treasurer


Date       November 2, 2006
      ---------------------------------------



* Print the name and title of each signing officer under his or her signature.